10. LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Income (Loss) attributable to common shareholders	$ 1,885,332	$ 1,906,297	$ 1,872,121
Income (Loss) attributable to common shareholders	93,795,401	80,787,810	63,766,095
Share Purchase Optioins not included in dilution	6,940,000	6,245,000	6,055,000
Share Purchase Optioins not included in dilution	411,250	510,250	662,850
Warrants outstanding not included in dilution	45,232,000	34,637,000	40,857,000